Document and Entity Information	Apr. 24, 2026
Document and Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Apr. 24, 2026
Entity File Number	001-14585
Entity Registrant Name	FIRST HAWAIIAN, INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	99-0156159
Entity Address, Address Line One	999 Bishop St.
Entity Address, Adress Line Two	29th Floor
Entity Address, State or Province	HI
Entity Address, City or Town	Honolulu
Entity Address, Postal Zip Code	96813
City Area Code	808
Local Phone Number	525-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FHB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0000036377
Amendment Flag	false